UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 06/30/14

Item 1.  Reports to Stockholders.

Semi-Annual Report

June 30, 2014

TOPS® Managed Risk Balanced ETF Portfolio

 TOPS® Managed Risk Growth ETF Portfolio

 TOPS® Managed Risk Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

A Message from the TOPS® Portfolio Management Team

Mid-Year 2014 Shareholder Letter

 “Solid Growth for TOPS® Portfolios at the Halfway Point of 2014”

 As the world focuses on the World Cup and stock markets hit all-time highs, the similarities of investing and sports come to mind. The TOPS® Portfolios, like many well managed portfolios we have encountered, have been experiencing positive momentum. When a sports team is experiencing positive momentum, emotions may rule the day. Fair weather fans come out of the woodwork, typically quickly picking up right where they left off the last time the team was hot. Analysts pore over reams of data, predicting the outcome of matches based on weather cycles, how the team usually plays on a particular day of the week, or statistics on how a particular team has fared over multiple decades. As a combination of art, science, and human emotion, the financial markets cannot escape hints of the same elements that are experienced in the sports world.

Fair weather fans who deserted their investment plan during the slight pullback early this year may face more difficult decisions than those who maintained their allegiance. When the short-term forecasts that many pundits had for economic growth, interest rates and earnings proved inaccurate, emotional responses were difficult to suppress. However, when the buzzer sounded on the first half of 2014, both stocks and bonds posted positive results.

Stock market returns were solid across both size and global spectrums as the S&P 500 returned +7.1%, S&P SmallCap was +3.2%, MSCI EAFE (international developed markets) gained +5.2% and MSCI Emerging Markets were +6.1%. Bond market returns were roughly +5% for several Barclays indexes including High Yield and Investment Grade Corporates, Intermediate U.S. Treasuries and U.S. TIPS, while returns from shorter maturity fixed income were also positive. The net of this market action was all TOPS® portfolios saw rising values for the first half.

With regard to fixed income, we note that “Nobody wanted bonds for Christmas, but they turned out to be a pretty good present.” Last December, fears of the impact of tapering from the Federal Reserve were rampant and the yield of the benchmark 10-year U.S. Treasury (10UST) surged toward 3% from close to 1.5%. It hit that round number on the final day of 2013 and many analysts expected further increases in early 2014. A combination of factors forestalled that rise, including the weather-related GDP slowdown; dovish statements from the new Fed Chair, Janet Yellen; worries of deflation in Europe; a flight to quality due to geopolitical issues; and investor rebalancing after extreme equity outperformance in 2013. While we continue to believe that the secular (decades-long) decline in interest rates is nearing its end, the stop and start pattern of 10UST yields is in line with our expectation that the process may not be linear. The possibility that inflation has bottomed and the probability that the Federal Reserve may not suppress bond yields forever combine to indicate that the 10UST yield may not fall much from here.

1

Nonetheless, there is no reason to expect a sharp rise, so we are maintaining our strategy of slightly short fixed income portfolios with an emphasis on generating reasonable interest income through global diversification and floating rate bond instruments.

The TOPS® Portfolio Management Team sympathizes with the plight of the forecasters pointed out earlier in this Commentary, but we must note that the current dismal results of their efforts are not unusual. To quote Nils Bohr (a Nobel laureate in physics) “Prediction is very difficult, especially if it is about the future.” Even as we avoid specific shorter term forecasts, we do utilize assumptions about the longer term trends of the economy and financial markets. We believe analyzing and monitoring the trends in place can be quite useful to longer term investors in building diversified portfolios with favorable risk vs. reward characteristics. Over any extended period of time, growth rates surge and ebb as underlying factors wax and wane, which is the basis for expecting data “reversion to the mean” over time. Through the TOPS® Strategic process, we are able to focus on trends that we feel fit in the 12-36 month time horizon and longer.

Applying that concept to Gross Domestic Product (GDP), we analyze demographics, availability of natural resources and technological advances. Although these factors combine to increase U.S. GDP over time, the rate of growth is far from constant. Thus, periods of above-average or below-average growth eventually converge on the historic +2.5% to +3.0% average – i.e., GDP reverts to the mean (average) growth rate. The low yields available from bond markets around the globe may suggest that the markets believe that economic growth is permanently slower, inflation is permanently lower and the central banks can permanently suppress interest rates. We think at least two of those beliefs will be proven wrong over time.

With respect to stock markets, our working assumption is that earnings (EPS) will continue to grow a little faster than nominal GDP over time. Currently, the bears think that the assumption priced into equities is that EPS will rise forever. We would have agreed with that evaluation in 1999 when the S&P 500 price to earnings ratio (P/E) of 30x was the highest ever seen, but not now with the P/E at roughly 15-16x. Not being short term forecasters, we do not try to guess when EPS will peak, but we never forget that EPS (in dollars as well as percentage growth rates) have always been cyclical.

At mid-year, the overall momentum of the U.S economy and financial markets is positive. Second quarter (Q2) returns for fixed income slowed a bit from the strong Q1, but were still positive despite a modest uptick in inflation to 2%. As Q2 progressed, equity markets strengthened as the large cap indexes reached new highs several times and finished June at new all-time highs.

Most economic data reported for March into June strongly suggests a solid Q2 GDP recovery from the abysmal -2.9% Q1 GDP report. While Q1 was hit hard by the extreme cold and snow, it was also impacted by other factors including reduced inventories, weak exports and consumer spending impacted by the Affordable Care Act (ACA) rollout. The first two factors may have a much smaller impact on Q2 GDP. While ACA uncertainty continues, the consumer seems to be recovering due to stronger employment growth, rising incomes and more credit availability. As a result, it seems unlikely that the weak Q1 results are the harbinger of an impending recession.

2

The TOPS® Team is also closely watching the actions of the European Central Bank (ECB). With the risk of deflation in the Eurozone rising, the ECB finally took several actions in an effort to create economic stimulus and boost inflation. The ECB cut several key rates, including an unprecedented reduction of the rate they pay on overnight deposits to MINUS 0.10%. They hope charging for overnight funds deposits with the ECB will encourage banks to increase loans to consumers and businesses. The ECB also outlined a program of long-term refinancing operations designed to aid bank lending, with an initial target size of 400 billion Euros. The overall impact of these changes is perceived to be positive for the economic growth and stock prices in Europe.

Our process calls for analyzing different equity markets for reward (longer term growth and income) and risk (valuations). At this point, we feel our examination of history suggests that U.S. smaller cap stocks are priced a bit richly. As such, we reduced exposure to small- and mid-cap securities in the TOPS® Portfolios during the second quarter. On the other end of the spectrum, emerging markets (EM) look very cheap. EM companies continue to have strong longer term growth prospects due to demographics and greatly improved balance sheets and governance. Maintaining our positions in EM seems to be paying off as June saw solid gains. Whatever happens in the short term with bonds, smaller stocks, EM or natural resources, these areas are critical to our diversification strategy for the longer term.

The primary goal of TOPS® is to optimize risk adjusted returns, in an attempt to create successful long term results for our investors. As the fair weather fans enter the game, and the short term prognosticators attempt to predict the result of each game, we sit as global sports ambassadors. As such, we are happy about the general popularity of the games and we benefit from the success of our teams. However, you will not find us trying to predict how many passes the Bears will complete in the 3rd quarter, or how many goals Spain will score. Likewise, you may find it is much more desirable to be a long term fan than a fair weather fan who jumps from team to team and investment to investment.

Summary of Milliman Managed Risk Strategy™ (MMRS)

While volatility ebbed to finish 2013, it flowed to start 2014. The TOPS Managed Risk ETF Portfolios utilize a sophisticated algorithm, as opposed to the VIX index (a popular measure of general volatility in the market). However, it is important to note that the VIX index reached a level in January of 2014 higher than any reading experienced in 2013. That being said, those levels on the VIX index were less than half of numbers registered in 2010 and 2011. Likewise, VIX readings were still well below normal levels seen in 2012.

Volatility in the equity markets picked up steam steadily throughout the month of January, as a result the MMRS made the most significant move since the summer of 2013. The equity exposure in the TOPS® Managed Risk Growth ETF Portfolio was reduced to an effective level of about 70% to end the month. The TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, and TOPS® Managed Risk Flex ETF Portfolio stayed near respective target equity levels. With relatively significant exposure to short-term bonds, these Portfolios were able to maintain volatility levels within acceptable ranges. Therefore, it was not necessary to reduce equity exposure.

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As February started, volatility reached a level that necessitated the TOPS Portfolios increase hedge positions. This was primarily due to heightened uncertainty in emerging markets. Weakness in growth rates among some of the BRIC (Brazil, Russia, India, China) countries seemed to be the catalyst, as well as an unexpected sharp drop in the Chinese yuan. The yuan slipped 1.3% for the month in the largest monthly dip on record. The global contagion of volatility turned out to be short lived, as the shock to volatility diminished over the month and all of the portfolios returned to their respective minimal hedge positions by month end.

The first quarter finished with a dip in volatility, as March was an overall quiet month. The steadiness in March followed the rocky “V” shaped market of February. As such, the TOPS Portfolios hedge position was unchanged after settling back to minimal levels by the beginning of the month.

Janet Yellen’s comments in March helped to restore confidence that the Fed wouldn’t raise rates sooner than expected, which may have played a role in mitigating domestic volatility through the end of the month. Though emerging markets volatility came down from peaks in February, it remained elevated and there were several situations to watch in these markets. Likewise, the European Central Bank was getting pressure to revive growth rates in the Eurozone, and international developed markets continued to exhibit higher volatility than the U.S. Fortunately, the dynamic nature of the MMRS allowed us to react appropriately to these scenarios.

April was a whipsaw month for volatility. The hedge positions of the TOPS Managed Risk Portfolios started the month at minimal levels, however, concerns regarding the escalating situation between Russia and Ukraine caused hedge levels to increase mid-month. The increased hedge positions were then quickly reduced, after losses were recovered, and the portfolios remained positioned to capture upside when the market took off from those levels.

May and June were historically quiet months for volatility and the hedge positions in the TOPS Managed Risk Portfolios reflected this by running at minimal levels for those months. With the economy continuing to show slow-but-steady improvement, trading volume has reached six-year lows in U.S. stocks. Some analysts have noted that low volume with rising markets has preceded certain downturns in the past, and if that is the case the TOPS® Managed Risk ETF Portfolios can react quickly to reduce exposure in a sustained decline. Geopolitical events in the Middle East and Ukraine and the effectiveness of continued central bank intervention in international developed markets remain the most direct risks to increased volatility ahead.

The S&P 500® Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The S&P SmallCap 600® measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

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The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI Emerging Markets Index is a free float-adjusted, market capitalization-weighted index designed to measure the combined equity market performance of the materials sector of emerging markets countries. Component securities include those of chemical companies, construction materials companies, containers and packaging companies, metals and mining companies, and paper and forest products companies.

The Barclays Capital High Yield Very Liquid Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively (before July 1, 2005, the lower of Moody’s and S&P was used), and have $600 million or more of outstanding face value.

The Barclays Capital U.S. Credit Bond Index measures the performance of investment grade corporate debt and agency bonds that are dollar denominated and have a remaining maturity of greater than one year.

The Barclays Capital Intermediate U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

2300-NLD-8/11/2014

5

TOPS® Managed Risk Balanced ETF Portfolio

Portfolio Review

June 30, 2014 (Unaudited)

The Portfolio’s performance figures* for the periods ended June 30, 2014, as compared to its benchmark:

	Six	One	Three	Annualized Since	Annualized Since
	Months	Year	Year	Inception (6/9/11)**	Inception (5/1/12)***
Managed Risk Balanced ETF Portfolio
Class 1	4.43%	11.62%	6.30%	6.56%	N/A
Class 2	4.27%	11.40%	6.07%	6.33%	N/A
Class 3	4.24%	11.29%	N/A	N/A	7.36%
Class 4	4.13%	11.07%	N/A	N/A	6.58%
S&P 500 Total Return Index ****	7.14%	24.61%	16.58%	17.22%	19.19%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the May 1, 2014 prospectus, the Portfolio’s total annual operating expense ratios for Class 1, Class 2, Class 3, and Class 4 are 0.64%, 0.89%, 0.99%, and 1.24% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was June 9, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2014	% of Net Assets
Equity ETFs	44.5%
Debt ETFs	42.9%
Other Assets/Cash & Cash Equivalents	12.6%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

6

TOPS® Managed Risk Growth ETF Portfolio

Portfolio Review

June 30, 2014 (Unaudited)

The Portfolio’s performance figures* for the periods ended June 30, 2014, as compared to its benchmark:

	Six	One	Three	Annualized Since	Annualized Since
	Months	Year	Year	Inception (4/26/11)**	Inception (5/1/12)***
Managed Risk Growth ETF Portfolio
Class 1	4.25%	16.47%	7.94%	7.01%	N/A
Class 2	4.18%	16.14%	7.70%	6.78%	N/A
Class 3	4.02%	15.97%	N/A	N/A	10.26%
Class 4	3.91%	15.66%	N/A	N/A	10.51%
S&P 500 Total Return Index ****	7.14%	24.61%	16.58%	15.01%	19.19%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the May 1, 2014 prospectus, the Portfolio’s total annual operating expense ratios for Class 1 , Class 2, Class 3, and Class 4 are 0.63%, 0.88%, 0.78%, and 1.23% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was June 9, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2014	% of Net Assets
Equity ETFs	76.2%
Debt ETFs	11.6%
Other Assets/Cash & Cash Equivalents	12.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

7

TOPS® Managed Risk Moderate Growth ETF Portfolio

Portfolio Review

June 30, 2014 (Unaudited)

The Portfolio’s performance figures* for the periods ended June 30, 2014, as compared to its benchmark:

	Six	One	Three	Annualized Since	Annualized Since
	Months	Year	Year	Inception (6/9/11)**	Inception (5/1/12)***
Managed Risk Moderate Growth ETF Portfolio
Class 1	4.86%	15.22%	7.56%	7.94%	N/A
Class 2	4.62%	14.89%	7.36%	7.74%	N/A
Class 3	4.62%	14.76%	N/A	N/A	9.18%
Class 4	4.54%	14.59%	N/A	N/A	9.06%
S&P 500 Total Return Index ****	7.14%	24.61%	16.58%	17.22%	19.19%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the May 1, 2014 prospectus, the Portfolio’s total annual operating expense ratios for Class 1 , Class 2, Class 3, and Class 4 are 0.65%, 0.90%, 1.00%, and 1.25% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was June 9, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2014	% of Net Assets
Equity ETFs	57.9%
Debt ETFs	29.3%
Other Assets/Cash & Cash Equivalents	12.8%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

8

TOPS® Managed Risk Balanced ETF Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 87.4%
	DEBT FUNDS - 42.9%
2,070,556	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$52,281,539
334,041	iShares 3-7 Year Treasury Bond ETF	40,686,194
228,910	iShares Floating Rate Bond ETF	11,628,628
305,247	iShares iBoxx $ High Yield Corporate Bond ETF	29,059,514
340,662	iShares iBoxx $ Investment Grade Corporate Bond ETF	40,627,350
867,205	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	46,456,172
467,621	PowerShares Senior Loan Portfolio	11,629,734
754,967	SPDR Barclays Short Term Corporate Bond ETF	23,260,533
187,343	SPDR DB International Government Inflation-Protected Bond ETF	11,617,140
244,381	WisdomTree Emerging Markets Local Debt Fund	11,617,873
		278,864,677
	EQUITY FUNDS - 44.5%
155,935	FlexShares Global Upstream Natural Resources Index Fund	5,828,850
231,343	Guggenheim Timber ETF	5,834,471
163,390	iShares Core S&P Mid-Cap ETF	23,377,841
208,815	iShares Core S&P Small-Cap ETF	23,406,073
386,872	iShares S&P 500 Growth ETF	40,695,066
680,008	iShares S&P 500 Value ETF	61,391,122
394,792	SPDR Dow Jones International Real Estate ETF	17,465,598
210,862	SPDR Dow Jones REIT ETF	17,501,546
51,424	SPDR S&P China ETF	3,869,656
40,458	Vanguard Energy ETF	5,824,334
890,120	Vanguard FTSE All-World ex-US ETF	46,544,375
104,880	Vanguard FTSE All-World ex-US Small-Cap ETF	11,658,461
448,564	Vanguard FTSE Emerging Markets ETF	19,346,565
52,270	Vanguard Materials ETF	5,843,263
		288,587,221
	TOTAL EXCHANGE TRADED FUNDS (Cost - $518,855,145)	567,451,898

	SHORT-TERM INVESTMENTS - 11.3%
	MONEY MARKET FUNDS - 11.1%
28,750,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.03% (a)	28,750,000
28,750,000	Federated Prime Cash Obligations Fund to yield 0.02% (a)	28,750,000
14,707,099	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06% (a) (Cost - $72,207,099)	14,707,099
		72,207,099

Principal		Coupon (b)	Maturity
	U.S. TREASURY BILL - 0.2%
$1,450,000	United States Treasury Bill (Cost $1,449,968) (c)	0.01%	9/18/2014	1,449,968

	TOTAL SHORT-TERM INVESTMENTS (Cost - $73,657,067)			73,657,067

	TOTAL INVESTMENTS - 98.7% (Cost - $592,512,212) (d)			$641,108,965
	OTHER ASSETS AND LIABILITIES - NET - 1.3%			8,452,841
	TOTAL NET ASSETS - 100.0%			$649,561,806

TIPS - Treasury Inflation Protected Security

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2014.

(b)	Represents discount rate at time of purchase.

(c)	All or a portion of this secuirty held as collateral for futures contracts.

(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $592,926,027 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$48,942,044
Unrealized depreciation:	(759,106)
Net unrealized appreciation:	$48,182,938

See accompanying notes to financial statements.

9

TOPS® Managed Risk Balanced ETF Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

		Unrealized
Contracts		Appreciation/(Depreciation)
	OPEN LONG FUTURES CONTRACTS
67	MSCI EAFE Index Mini September 2014
	(Underlying Face Amount at Value $6,595,815)	$34,170
96	MSCI Emerging Market Index Mini September 2014
	(Underlying Face Amount at Value $4,995,360)	(15,195)
46	Russell 2000 Index Mini September 2014
	(Underlying Face Amount at Value $5,475,380)	130,870
70	S&P 500 Index E-Mini September 2014
	(Underlying Face Amount at Value $6,833,750)	84,700
24	S&P Midcap 400 Index E-Mini September 2014
	(Underlying Face Amount at Value $3,430,320)	74,040

	NET UNREALIZED APPRECIATION OF OPEN LONG FURTURES CONTRACTS	$308,585

See accompanying notes to financial statements.

10

TOPS® Managed Risk Growth ETF Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 87.8%
	DEBT FUNDS - 11.6%
1,344,507	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$33,948,802
475,686	iShares iBoxx $ High Yield Corporate Bond ETF	45,285,307
633,505	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	33,936,863
713,942	WisdomTree Emerging Markets Local Debt Fund	33,940,802
		147,111,774
	EQUITY FUNDS - 76.2%
912,719	FlexShares Global Upstream Natural Resources Index Fund	34,117,436
901,330	Guggenheim Timber ETF (a)	22,731,543
875,234	iShares Core S&P Mid-Cap ETF	125,228,481
1,220,457	iShares Core S&P Small-Cap ETF	136,801,025
1,399,352	iShares S&P 500 Growth ETF	147,197,837
1,503,253	iShares S&P 500 Value ETF	135,713,681
768,550	SPDR Dow Jones International Real Estate ETF	34,000,652
273,811	SPDR Dow Jones REIT ETF	22,726,313
150,263	SPDR S&P China ETF	11,307,291
78,836	Vanguard Energy ETF	11,349,230
3,684,011	Vanguard FTSE All-World ex-US ETF	192,636,935
204,401	Vanguard FTSE All-World ex-US Small-Cap ETF	22,721,215
1,310,743	Vanguard FTSE Emerging Markets ETF	56,532,346
101,824	Vanguard Materials ETF	11,382,905
		964,446,890
	TOTAL EXCHANGE TRADED FUNDS (Cost - $939,788,938)	1,111,558,664

	SHORT-TERM INVESTMENTS - 11.8%
	MONEY MARKET FUNDS - 11.4%
40,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.03% (b)	40,000,000
40,000,000	Federated Prime Cash Obligations Fund to yield 0.02% (b)	40,000,000
63,799,480	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06% (b) (Cost - $143,799,480)	63,799,480
		143,799,480

Principal		Coupon (d)	Maturity
	U.S. TREASURY BILL - 0.4%
$5,170,000	United States Treasury Bill (Cost $5,169,887) (c)	0.01%	9/18/2014	5,169,887

	TOTAL SHORT-TERM INVESTMENTS (Cost - $148,969,367)			148,969,367

	TOTAL INVESTMENTS - 99.6% (Cost - $1,088,758,305) (e)			$1,260,528,031
	OTHER ASSETS AND LIABILITIES - NET - 0.4%			5,285,659
	TOTAL NET ASSETS - 100.0%			$1,265,813,690

TIPS - Treasury Inflation Protected Security

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Affiliated company - TOPS Managed Risk Growth ETF holds in excess of 5% of outstanding voting securities of this exchange traded fund.

(b)	Variable rate security, the money market rate shown represents the rate at June 30, 2014.

(c)	All or a portion of this secuirty may be held as collateral for futures contracs.

(d)	Represents discount rate at time of purchase.

(e)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,089,095,129 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$172,534,345
Unrealized depreciation:	(1,101,443)
Net unrealized appreciation:	$171,432,902

See accompanying notes to financial statements.

11

TOPS® Managed Risk Growth ETF Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

		Unrealized
Contracts		Appreciation/(Depreciation)
	OPEN LONG FUTURES CONTRACTS
188	MSCI EAFE Index Mini September 2014
	(Underlying Face Amount at Value $18,507,660)	$95,880
342	MSCI Emerging Market Index Mini September 2014
	(Underlying Face Amount at Value $17,795,970)	(85,500)
196	Russell 2000 Index Mini September 2014
	(Underlying Face Amount at Value $23,329,880)	557,620
248	S&P 500 Index E-Mini September 2014
	(Underlying Face Amount at Value $24,211,000)	300,080
108	S&P Midcap 400 Index E-Mini September 2014
	(Underlying Face Amount at Value $15,436,440)	333,180

	NET UNREALIZED APPRECIATION OF OPEN LONG FUTURES CONTRACTS	$1,201,260

See accompanying notes to financial statements.

12

TOPS® Managed Risk Moderate Growth ETF Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 87.2%
	DEBT FUNDS - 29.3%
2,262,285	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$57,122,696
500,221	iShares iBoxx $ High Yield Corporate Bond ETF	47,621,039
558,371	iShares iBoxx $ Investment Grade Corporate Bond ETF	66,591,325
888,287	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	47,585,535
766,339	PowerShares Senior Loan Portfolio	19,058,851
927,834	SPDR Barclays Short Term Corporate Bond ETF	28,586,566
460,553	SPDR DB International Government Inflation-Protected Bond ETF	28,558,892
400,430	WisdomTree Emerging Markets Local Debt Fund	19,036,442
		314,161,346
	EQUITY FUNDS - 57.9%
511,121	FlexShares Global Upstream Natural Resources Index Fund	19,105,703
758,295	Guggenheim Timber ETF (a)	19,124,200
535,521	iShares Core S&P Mid-Cap ETF	76,622,345
684,519	iShares Core S&P Small-Cap ETF	76,727,735
905,603	iShares S&P 500 Growth ETF	95,260,380
1,053,916	iShares S&P 500 Value ETF	95,147,536
646,733	SPDR Dow Jones International Real Estate ETF	28,611,468
230,359	SPDR Dow Jones REIT ETF	19,119,797
84,278	SPDR S&P China ETF	6,341,919
66,313	Vanguard Energy ETF	9,546,419
2,187,804	Vanguard FTSE All-World ex-US ETF	114,400,271
171,887	Vanguard FTSE All-World ex-US Small-Cap ETF	19,106,959
735,235	Vanguard FTSE Emerging Markets ETF	31,710,686
85,665	Vanguard Materials ETF	9,576,490
		620,401,908
	TOTAL EXCHANGE TRADED FUNDS (Cost - $828,342,371)	934,563,254

	SHORT-TERM INVESTMENTS - 11.3%
	MONEY MARKET FUNDS - 10.9%
35,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.03% (b)	35,000,000
35,000,000	Federated Prime Cash Obligations Fund to yield 0.02% (b)	35,000,000
46,950,116	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06% (b) (Cost - $116,950,116)	46,950,116
		116,950,116

Principal		Coupon (d)	Maturity
	U.S. TREASURY BILL - 0.4%
$3,490,000	United States Treasury Bill (Cost $3,489,924) (c)	0.01%	9/18/2014	3,489,924

	TOTAL SHORT-TERM INVESTMENTS (Cost - $120,440,040)			120,440,040

	TOTAL INVESTMENTS - 98.5% (Cost - $948,782,411) (e)			$1,055,003,294
	OTHER ASSETS AND LIABILITIES - NET - 1.5%			16,089,278
	TOTAL NET ASSETS - 100.0%			$1,071,092,572

TIPS - Treasury Inflation Protected Security

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Affiliated company - TOPS Managed Risk Moderate Growth ETF holds in excess of 5% of outstanding voting securities of this exchange traded fund.

(b)	Variable rate security, the money market rate shown represents the rate at June 30, 2014.

(c)	All or a portion of this secuirty held as collateral for futures contracts.

(d)	Represents discount rate at time of purchase.

(e)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $949,469,310 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$106,276,070
Unrealized depreciation:	(742,086)
Net unrealized appreciation:	$105,533,984

See accompanying notes to financial statements.

13

TOPS® Managed Risk Moderate Growth ETF Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

		Unrealized
Contracts		Appreciation/(Depreciation)
	OPEN LONG FUTURES CONTRACTS
156	MSCI EAFE Index Mini September 2014
	(Underlying Face Amount at Value $15,357,420)	$88,595
217	MSCI Emerging Market Index Mini September 2014
	(Underlying Face Amount at Value $11,291,595)	(48,615)
116	Russell 2000 Index Mini September 2014
	(Underlying Face Amount at Value $13,807,480)	330,020
145	S&P 500 Index E-Mini September 2014
	(Underlying Face Amount at Value $14,155,625)	175,450
80	S&P Midcap 400 Index E-Mini September 2014
	(Underlying Face Amount at Value $11,434,400)	246,800

	NET UNREALIZED APPRECIATION OF OPEN LONG FUTURES CONTRACTS	$792,250

See accompanying notes to financial statements.

14

TOPS® Managed Risk ETF Portfolios

Statements of Assets and Liabilities
June 30, 2014 (Unaudited)

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
Assets:	ETF Portfolio	ETF Portfolio	ETF Portfolio
Affiliated Investments in securities, at cost	$—	$18,733,842	$16,121,883
Unaffiliated Investments in securities, at cost	592,512,212	1,070,024,463	932,660,528
Total Investments in securities, at cost	592,512,212	1,088,758,305	948,782,411

Affiliated Investments in securities, at value	$—	$22,731,543	$19,124,200
Unaffiliated Investments in securities, at value	641,108,965	1,237,796,488	1,035,879,094
Total Investments in securities, at value	641,108,965	1,260,528,031	1,055,003,294
Unrealized appreciation on futures contracts	308,585	1,201,260	792,250
Receivable for Portfolio shares sold	6,373,109	6,629,488	12,206,313
Receivable for securities sold	3,819,352	5,262,057	7,662,110
Dividends receivable	382,902	639,365	550,775
Total Assets	651,992,913	1,274,260,201	1,076,214,742
Liabilities:
Payable for securities purchased	1,616,426	6,648,975	3,841,664
Due to broker	190,269	707,599	474,385
Payable for Portfolio shares redeemed	263,683	389,299	211,521
Accrued investment advisory fees	163,572	317,828	268,923
Accrued distribution (12b-1) fees	142,634	276,867	236,037
Administrative services fee payable	54,523	105,943	89,640
Total Liabilities	2,431,107	8,446,511	5,122,170
Net Assets	$649,561,806	$1,265,813,690	$1,071,092,572
Components of Net Assets:
Paid in capital	$578,371,966	$1,078,986,287	$924,119,318
Undistributed net investment income	9,599,844	18,493,839	17,186,607
Accumulated net realized gain (loss) on investments and futures contracts	12,684,658	(4,637,422)	22,773,514
Net unrealized appreciation on investments and futures contracts	48,905,338	172,970,986	107,013,133
Net Assets	$649,561,806	$1,265,813,690	$1,071,092,572

See accompanying notes to financial statements.

15

TOPS® Managed Risk ETF Portfolios

Statements of Assets and Liabilities (Continued)
June 30, 2014 (Unaudited)

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
	ETF Portfolio	ETF Portfolio	ETF Portfolio

Class 1 Shares:
Net assets	$6,254,758	$39,975,090	$7,292,932
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	519,799	3,257,854	583,062

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$12.03	$12.27	$12.51

Class 2 Shares:
Net assets	$572,691,711	$997,573,803	$917,723,097
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	47,883,164	81,799,234	73,703,506

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$11.96	$12.20	$12.45

Class 3 Shares:
Net assets	$62,407,828	$221,494,260	$139,699,893
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	5,177,191	18,193,423	11,211,752

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$12.05	$12.17	$12.46

Class 4 Shares:
Net assets	$8,207,509	$6,770,537	$6,376,650
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	692,155	553,434	513,204

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$11.86	$12.23	$12.43

See accompanying notes to financial statements.

16

TOPS® Managed Risk ETF Portfolios

Statements of Operations
For the Six Months Ended June 30, 2014 (Unaudited)

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investment Income:
Dividend income - Unaffiliated investments	$5,337,928	$10,955,958	$9,358,805
Interest income	6,955	11,994	8,520
Total Investment Income	5,344,883	10,967,952	9,367,325
Expenses:
Investment advisory fees	901,454	1,717,022	1,462,850
Distribution fees (12b-1) - Class 2 Shares	670,481	1,153,373	1,056,688
Distribution fees (12b-1) - Class 3 Shares	91,281	312,822	207,921
Distribution fees (12b-1) - Class 4 Shares	20,007	16,303	11,823
Administrative services fees	300,484	572,341	487,616
Total Expenses	1,983,707	3,771,861	3,226,898
Net Investment Income	3,361,176	7,196,091	6,140,427
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on:
Affiliated Investments	—	92,161	205,572
Unaffiliated Investments	7,421,652	8,056,255	10,422,017
Futures contracts	1,699,824	(5,342,717)	2,737,367
Total net realized gain	9,121,476	2,805,699	13,364,956
Net change in unrealized appreciation (depreciation) on:
Affiliated Investments	—	(565,066)	(601,936)
Unaffiliated Investments	14,422,444	43,656,722	29,836,487
Futures contracts	(667,090)	(2,016,405)	(1,454,530)
	13,755,354	41,075,251	27,780,021
Net Realized and Unrealized Gain on Investments	22,876,830	43,880,950	41,144,977
Net Increase in Net Assets Resulting from Operations	$26,238,006	$51,077,041	$47,285,404

See accompanying notes to financial statements.

17

TOPS® Managed Risk ETF Portfolios

Statements of Changes in Net Assets

	Managed Risk Balanced ETF Portfolio
	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$3,361,176	$6,242,179
Net realized gain on investments and futures contracts	9,121,476	4,657,851
Distributions of realized gains by underlying investment companies	—	59,242
Net change in unrealized appreciation on investments and futures contracts	13,755,354	24,762,157
Net increase in net assets resulting from operations	26,238,006	35,721,429
From Distributions to Shareholders:
From Net Investment Income:
Class 1	—	(55,771)
Class 2	—	(3,766,105)
Class 3	—	(165,833)
Class 4	—	(23,509)
Total distributions to shareholders	—	(4,011,218)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	801,005	1,576,441
Class 2	73,129,023	239,326,663
Class 3	25,445,963	42,176,689
Class 4	3,012,780	5,666,906
Reinvestment of distributions
Class 1	—	55,771
Class 2	—	3,766,105
Class 3	—	165,833
Class 4	—	23,509
Cost of shares redeemed
Class 1	(1,425,613)	(741,763)
Class 2	(53,357,515)	(89,754,125)
Class 3	(6,276,091)	(2,567,857)
Class 4	(442,439)	(771,686)
Net increase in net assets from share transactions of beneficial interest	40,887,113	198,922,486
Total increase in net assets	67,125,119	230,632,697
Net Assets:
Beginning of period	582,436,687	351,803,990
End of period	$649,561,806	$582,436,687
Undistributed net investment income at end of period	$9,599,844	$6,238,668

See accompanying notes to financial statements.

18

TOPS® Managed Risk ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Managed Risk Balanced ETF Portfolio
	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
SHARE ACTIVITY
Class 1
Shares Sold	68,089	142,689
Shares Reinvested	—	4,993
Shares Redeemed	(123,872)	(66,570)
Net increase (decrease) in shares of beneficial interest outstanding	(55,783)	81,112

Class 2
Shares Sold	6,312,869	21,632,667
Shares Reinvested	—	338,679
Shares Redeemed	(4,624,447)	(8,092,158)
Net increase in shares of beneficial interest outstanding	1,688,422	13,879,188

Class 3
Shares Sold	2,173,262	3,741,265
Shares Reinvested	—	14,780
Shares Redeemed	(523,636)	(228,481)
Net increase in shares of beneficial interest outstanding	1,649,626	3,527,564

Class 4
Shares Sold	262,764	508,931
Shares Reinvested	—	2,127
Shares Redeemed	(38,398)	(69,842)
Net increase in shares of beneficial interest outstanding	224,366	441,216

See accompanying notes to financial statements.

19

TOPS® Managed Risk ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio
	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$7,196,091	$11,301,949
Net realized gain on investments and futures contracts	2,805,699	3,921,931
Distributions of realized gains by underlying investment companies	—	86,259
Net change in unrealized appreciation on investments and futures contracts	41,075,251	103,557,845
Net increase in net assets resulting from operations	51,077,041	118,867,984
From Distributions to Shareholders:
From Net Investment Income:
Class 1	—	(326,754)
Class 2	—	(6,875,321)
Class 3	—	(637,404)
Class 4	—	(33,517)
Total distributions to shareholders	—	(7,872,996)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	3,488,319	9,967,131
Class 2	114,195,259	290,336,608
Class 3	86,088,612	127,131,666
Class 4	1,850,940	4,255,884
Reinvestment of distributions
Class 1	—	326,754
Class 2	—	6,875,321
Class 3	—	637,404
Class 4	—	33,517
Cost of shares redeemed
Class 1	(1,190,104)	(2,611,817)
Class 2	(44,906,457)	(82,743,537)
Class 3	(7,095,644)	(624,772)
Class 4	(19,279)	(56,665)
Net increase in net assets from share transactions of beneficial interest	152,411,646	353,527,494
Total increase in net assets	203,488,687	464,522,482
Net Assets:
Beginning of period	1,062,325,003	597,802,521
End of period	$1,265,813,690	$1,062,325,003
Undistributed net investment income at end of period	$18,493,839	$11,297,748

See accompanying notes to financial statements.

20

TOPS® Managed Risk ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio
	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
SHARE ACTIVITY
Class 1
Shares Sold	300,240	905,551
Shares Reinvested	—	29,279
Shares Redeemed	(100,877)	(235,621)
Net increase in shares of beneficial interest outstanding	199,363	699,209

Class 2
Shares Sold	9,795,813	26,486,172
Shares Reinvested	—	618,841
Shares Redeemed	(3,835,193)	(7,546,227)
Net increase in shares of beneficial interest outstanding	5,960,620	19,558,786

Class 3
Shares Sold	7,393,894	11,386,919
Shares Reinvested	—	57,424
Shares Redeemed	(588,766)	(56,050)
Net increase in shares of beneficial interest outstanding	6,805,128	11,388,293

Class 4
Shares Sold	156,703	385,721
Shares Reinvested	—	3,000
Shares Redeemed	(1,644)	(5,075)
Net increase in shares of beneficial interest outstanding	155,059	383,646

See accompanying notes to financial statements.

21

TOPS® Managed Risk ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$6,140,427	$11,050,120
Net realized gain on investments and futures contracts	13,364,956	15,152,496
Distributions of realized gains by underlying investment companies	—	83,196
Net change in unrealized appreciation on investments and futures contracts	27,780,021	58,932,760
Net increase in net assets resulting from operations	47,285,404	85,218,572
From Distributions to Shareholders:
From Net Investment Income:
Class 1	—	(53,808)
Class 2	—	(6,068,843)
Class 3	—	(471,936)
Class 4	—	(12,113)
Total distributions to shareholders	—	(6,606,700)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	1,323,683	1,901,045
Class 2	120,538,203	377,895,584
Class 3	46,087,952	97,949,566
Class 4	4,070,394	2,062,760
Reinvestment of distributions
Class 1	—	53,808
Class 2	—	6,068,843
Class 3	—	471,936
Class 4	—	12,113
Cost of shares redeemed
Class 1	(767,925)	(2,357,368)
Class 2	(58,006,120)	(157,739,041)
Class 3	(13,888,668)	(995,087)
Class 4	(87,443)	(112,490)
Net increase in net assets from share transactions of beneficial interest	99,270,076	325,211,669
Total increase in net assets	146,555,480	403,823,541
Net Assets:
Beginning of period	924,537,092	520,713,551
End of period	$1,071,092,572	$924,537,092
Undistributed net investment income at end of period	$17,186,607	$11,046,180

See accompanying notes to financial statements.

22

TOPS® Managed Risk ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
SHARE ACTIVITY
Class 1
Shares Sold	111,096	169,772
Shares Reinvested	—	4,712
Shares Redeemed	(63,395)	(207,114)
Net increase (decrease) in shares of beneficial interest outstanding	47,701	(32,630)

Class 2
Shares Sold	10,070,760	33,647,737
Shares Reinvested	—	532,822
Shares Redeemed	(4,847,247)	(13,937,502)
Net increase in shares of beneficial interest outstanding	5,223,513	20,243,057

Class 3
Shares Sold	3,821,948	8,561,705
Shares Reinvested	—	41,398
Shares Redeemed	(1,125,548)	(87,752)
Net increase in shares of beneficial interest outstanding	2,696,400	8,515,351

Class 4
Shares Sold	339,936	181,827
Shares Reinvested	—	1,063
Shares Redeemed	(7,122)	(9,696)
Net increase in shares of beneficial interest outstanding	332,814	173,194

See accompanying notes to financial statements.

23

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2014		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$11.52		$10.75	$9.90	$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.08		0.17	0.23	0.25
Net realized and unrealized gain (loss) on investments and futures contracts	0.43		0.70	0.63	(0.35)
Total income (loss) from investment operations	0.51		0.87	0.86	(0.10)

Less distributions from:
Net investment income	—		(0.10)	(0.01)	—

Net asset value, end of period	$12.03		$11.52	$10.75	$9.90

Total return (d)	4.43%		8.08%	8.69%	(1.00)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$6,255		$6,632	$5,314	$685
Ratio of expenses to average net assets (e)	0.40	% (f)	0.40%	0.40%	0.40	% (f)
Ratio of net investment income to average net assets (c)(e)	1.35	% (f)	1.51%	2.24%	4.47	% (f)
Portfolio turnover rate	9	% (g)	25%	25%	10	% (g)

(a)	The Managed Risk Balanced ETF Portfolio Class 1 commenced operations on June 9, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

24

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2014		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$11.47		$10.71	$9.89	$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.06		0.14	0.26	0.19
Net realized and unrealized gain (loss) on investments and futures contracts	0.43		0.71	0.57	(0.30)
Total income (loss) from investment operations	0.49		0.85	0.83	(0.11)

Less distributions from:
Net investment income	—		(0.09)	(0.01)	—

Net asset value, end of period	$11.96		$11.47	$10.71	$9.89

Total return (d)	4.27%		7.93%	8.39%	(1.10)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$572,692		$529,690	$346,206	$23,533
Ratio of expenses to average net assets (e)	0.65	% (f)	0.65%	0.65%	0.65	% (f)
Ratio of net investment income to average net assets (c) (e)	1.12	% (f)	1.30%	2.49%	3.46	% (f)
Portfolio turnover rate	9	% (g)	25%	25%	10	% (g)

(a)	The Managed Risk Balanced ETF Portfolio Class 2 commenced operations on June 9, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

25

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2014		Year Ended	Period Ended
	(Unaudited)		December 31, 2013	December 31, 2012(a)

Net asset value, beginning of period	$11.56		$10.83	$10.42

Income (loss) from investment operations:
Net investment income (b) (c)	0.06		0.22	0.19
Net realized and unrealized gain on investments and futures contracts	0.43		0.61	0.22
Total income from investment operations	0.49		0.83	0.41

Less distributions from:
Net investment income	—		(0.10)	—

Net asset value, end of period	$12.05		$11.56	$10.83

Total return (d)	4.24%		7.65%	3.93%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$62,408		$40,788	$16	(h)
Ratio of expenses to average net assets (e)	0.75	% (f)	0.75%	0.75	% (f)
Ratio of net investment income to average net assets (c) (e)	1.11	% (f)	1.93%	2.72	% (f)
Portfolio turnover rate	9	% (g)	25%	25	% (g)

(a)	The Managed Risk Balanced ETF Portfolio Class 3 commenced operations on May 1, 2012.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

26

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2014		Year Ended	Period Ended
	(Unaudited)		December 31, 2013	December 31, 2012(a)

Net asset value, beginning of period	$11.39		$10.69	$10.42

Income (loss) from investment operations:
Net investment income (b) (c)	0.05		0.13	0.76
Net realized and unrealized gain (loss) on investments and futures contracts	0.42		0.67	(0.49	) (d)
Total income from investment operations	0.47		0.80	0.27

Less distributions from:
Net investment income	—		(0.10)	—

Net asset value, end of period	$11.86		$11.39	$10.69

Total return (e)	4.13%		7.47%	2.59%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$8,208		$5,327	$284
Ratio of expenses to average net assets (f)	1.00	% (g)	1.00%	1.00	% (g)
Ratio of net investment income to average net assets (c) (f)	0.89	% (g)	1.16%	10.49	% (g)
Portfolio turnover rate	9	% (h)	25%	25	% (h)

(a)	The Managed Risk Balanced ETF Portfolio Class 4 commenced operations on May 1, 2012.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Portfolio shares during the period.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

27

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2014		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$11.77		$10.22	$9.43	$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.09		0.18	0.21	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	0.41		1.48	0.59	(0.93)
Total income (loss) from investment operations	0.50		1.66	0.80	(0.57)

Less distributions from:
Net investment income	—		(0.11)	(0.01)	—

Net asset value, end of period	$12.27		$11.77	$10.22	$9.43

Total return (d)	4.25%		16.32%	8.45%	(5.70)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$39,975		$36,004	$24,123	$9,242
Ratio of expenses to average net assets (e)	0.40	% (f)	0.40%	0.40%	0.40	% (f)
Ratio of net investment income to average net assets (c) (e)	1.48	% (f)	1.66%	2.12%	5.59	% (f)
Portfolio turnover rate	6	% (g)	15%	8%	28	% (g)

(a)	The Managed Risk Growth ETF Portfolio Class 1 commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

28

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2014		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$11.71		$10.19	$9.42	$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.07		0.15	0.24	0.34
Net realized and unrealized gain (loss) on investments and futures contracts	0.42		1.47	0.54	(0.92)
Total income (loss) from investment operations	0.49		1.62	0.78	(0.58)

Less distributions from:
Net investment income	—		(0.10)	(0.01)	—

Net asset value, end of period	$12.20		$11.71	$10.19	$9.42

Total return (d)	4.18%		15.96%	8.24%	(5.80)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$997,574		$888,391	$573,528	$25,393
Ratio of expenses to average net assets (e)	0.65	% (f)	0.65%	0.65%	0.65	% (f)
Ratio of net investment income to average net assets (c) (e)	1.24	% (f)	1.40%	2.43%	5.18	% (f)
Portfolio turnover rate	6	% (g)	15%	8%	28	% (g)

(a)	The Managed Risk Growth ETF Portfolio Class 2 commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

29

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2014		Year Ended	Period Ended
	(Unaudited)		December 31, 2013	December 31, 2012(a)

Net asset value, beginning of period	$11.70		$10.15	$9.95

Income from investment operations:
Net investment income (b) (c)	0.07		0.26	0.17
Net realized and unrealized gain on investments and futures contracts	0.40		1.40	0.03
Total income from investment operations	0.47		1.66	0.20

Less distributions from:
Net investment income	—		(0.11)	—

Net asset value, end of period	$12.17		$11.70	$10.15

Total return (d)	4.02%		16.43%	2.01%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$221,494		$133,241	$15	(h)
Ratio of expenses to average net assets (e)	0.75	% (f)	0.75%	0.75	% (f)
Ratio of net investment income to average net assets (c) (e)	1.28	% (f)	2.28%	2.67	% (f)
Portfolio turnover rate	6	% (g)	15%	8	% (g)

(a)	The Managed Risk Growth ETF Portfolio Class 3 commenced operations on May 1, 2012.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

30

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2014		Year Ended	Period Ended
	(Unaudited)		December 31, 2013	December 31, 2012(a)

Net asset value, beginning of period	$11.77		$10.28	$9.95

Income (loss) from investment operations:
Net investment income (b) (c)	0.06		0.17	0.47
Net realized and unrealized gain (loss) on investments and futures contracts	0.40		1.43	(0.14	)(d)
Total income from investment operations	0.46		1.60	0.33

Less distributions from:
Net investment income	—		(0.11)	—

Net asset value, end of period	$12.23		$11.77	$10.28

Total return (e)	3.91%		15.64%	3.32%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$6,771		$4,689	$151
Ratio of expenses to average net assets (f)	1.00	% (g)	1.00%	1.00	% (g)
Ratio of net investment income to average net assets (c)(f)	0.99	% (g)	1.48%	6.97	% (g)
Portfolio turnover rate	6	% (h)	15%	8	% (h)

(a)	The Managed Risk Growth ETF Portfolio Class 4 commenced operations on May 1, 2012.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Portfolio shares during the period.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

31

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2014		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$11.93		$10.68	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.09		0.18	0.25	0.14
Net realized and unrealized gain (loss) on investments and futures contracts	0.49		1.17	0.62	(0.32)
Total income (loss) from investment operations	0.58		1.35	0.87	(0.18)

Less distributions from:
Net investment income	—		(0.10)	(0.01)	—

Net asset value, end of period	$12.51		$11.93	$10.68	$9.82

Total return (d)	4.86%		12.66%	8.88%	(1.80)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$7,293		$6,389	$6,068	$20
Ratio of expenses to average net assets (e)	0.40	% (f)	0.40%	0.40%	0.40	% (f)
Ratio of net investment income to average net assets (c) (e)	1.49	% (f)	1.57%	2.46%	2.39	% (f)
Portfolio turnover rate	8	% (g)	25%	12%	7	% (g)

(a)	The Managed Risk Moderate Growth ETF Portfolio Class 1 commenced operations on June 9, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

32

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2014		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$11.90		$10.67	$9.83	$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.08		0.17	0.27	0.21
Net realized and unrealized gain (loss) on investments and futures contracts	0.47		1.15	0.58	(0.38)
Total income (loss) from investment operations	0.55		1.32	0.85	(0.17)

Less distributions from:
Net investment income	—		(0.09)	(0.01)	—

Net asset value, end of period	$12.45		$11.90	$10.67	$9.83

Total return (d)	4.62%		12.39%	8.66%	(1.70)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$917,723		$814,589	$514,568	$39,430
Ratio of expenses to average net assets (e)	0.65	% (f)	0.65%	0.65%	0.65	% (f)
Ratio of net investment income to average net assets (c) (e)	1.26	% (f)	1.49%	2.57%	3.78	% (f)
Portfolio turnover rate	8	% (g)	25%	12%	7	% (g)

(a)	The Managed Risk Moderate Growth ETF Portfolio Class 2 commenced operations on June 9, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

33

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2014		Year Ended	Period Ended
	(Unaudited)		December 31, 2013	December 31, 2012(a)

Net asset value, beginning of period	$11.91		$10.67	$10.39

Income from investment operations:
Net investment income (b) (c)	0.07		0.25	0.20
Net realized and unrealized gain on investments and futures contracts	0.48		1.09	0.08
Total income from investment operations	0.55		1.34	0.28

Less distributions from:
Net investment income	—		(0.10)	—

Net asset value, end of period	$12.46		$11.91	$10.67

Total return (d)	4.62%		12.57%	2.69%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$139,700		$101,414	$15	(h)
Ratio of expenses to average net assets (e)	0.75	% (f)	0.75%	0.75	% (f)
Ratio of net investment income to average net assets (c) (e)	1.23	% (f)	2.17%	2.95	% (f)
Portfolio turnover rate	8	% (g)	25%	12	% (g)

(a)	The Managed Risk Moderate Growth ETF Portfolio Class 3 commenced operations on May 1, 2012.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

34

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2014		Year Ended	Period Ended
	(Unaudited)		December 31, 2013	December 31, 2012(a)

Net asset value, beginning of period	$11.89		$10.70	$10.39

Income (loss) from investment operations:
Net investment income (b) (c)	0.07		0.18	0.58
Net realized and unrealized gain (loss) on investments and futures contracts	0.47		1.11	(0.27	)(d)
Total income from investment operations	0.54		1.29	0.31

Less distributions from:
Net investment income	—		(0.10)	—

Net asset value, end of period	$12.43		$11.89	$10.70

Total return (e)	4.54%		12.07%	2.98%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$6,377		$2,145	$77
Ratio of expenses to average net assets (f)	1.00	% (g)	1.00%	1.00	% (g)
Ratio of net investment income to average net assets (c)(f)	1.22	% (g)	1.56%	8.19	% (g)
Portfolio turnover rate	8	% (h)	25%	12	% (h)

(a)	The Managed Risk Moderate Growth ETF Portfolio Class 4 commenced operations on May 1, 2012.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Portfolio shares during the period.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

35

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS

June 30, 2014 (Unaudited)

1.	ORGANIZATION

The TOPS® Managed Risk ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) is comprised of three different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective

Managed Risk Balanced ETF Portfolio	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

Managed Risk Growth ETF Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

Managed Risk Moderate Growth Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

The Portfolios currently offer four classes of shares: Class 1 Shares, Class 2 Shares, Class 3 Shares and Class 4 Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

36

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or Sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or Sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor or Sub-Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor or Sub-Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2014 for each Portfolio’s investments measured at fair value:

37

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

TOPS Managed Risk Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$567,451,898	$—	$—	$567,451,898
Short-Term Investments	73,657,067	—	—	73,657,067
Long Futures Contracts **	308,585	—	—	308,585
Total	$641,417,550	$—	$—	$641,417,550

TOPS Managed Risk Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,111,558,664	$—	$—	$1,111,558,664
Short-Term Investments	148,969,367	—	—	148,969,367
Long Futures Contracts **	1,201,260	—	—	1,201,260
Total	$1,261,729,291	$—	$—	$1,261,729,291

TOPS Managed Risk Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$934,563,254	$—	$—	$934,563,254
Short-Term Investments	120,440,040	—	—	120,440,040
Long Futures Contracts **	792,250	—	—	792,250
Total	$1,055,795,544	$—	$—	$1,055,795,544

The Portfolios did not hold any Level 2 or Level 3 securities during the year.

There were no transfers into or out of Level 1 or Level 2 during the year. It is the Portfolios’ policy to record transfers into or out of Level 1 or Level 2 at the end of the year.

*	Refer to the Portfolios of Investments for security classifications.

**	Cumulative appreciation (depreciation) of futures contracts is reported in the above table.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

38

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio’s 2011-2012 tax returns or expected to be taken in each Portfolio’s 2013 tax returns. Each Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments outstanding as of June 30, 2014 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

Offsetting of Financial Assets and Derivative Assets

The following table presents the each Portfolio’s asset derivatives available for offset under a master netting arrangement net of collateral pledged as of June 30, 2014.

Managed Risk Balanced ETF Portfolio
Assets:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments		Cash Collateral Received	Net Amount
Futures Contracts	$323,780	(1)	$(15,195)	$308,585	$308,585	(2)	$—	$—
Total	$323,780		$(15,195)	$308,585	$308,585		$—	$—

Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$15,195	(1)	$(15,195)	$—	$—	$—	$—
Total	$15,195		$(15,195)	$—	$—	$—	$—

39

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

Managed Risk Growth ETF Portfolio
Assets:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments		Cash Collateral Received	Net Amount
Futures Contracts	$1,286,760	(1)	$(85,500)	$1,201,260	$1,201,260	(2)	$—	$—
Total	$1,286,760		$(85,500)	$1,201,260	$1,201,260		$—	$—

Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$85,500	(1)	$(85,500)	$—	$—	$—	$—
Total	$85,500		$(85,500)	$—	$—	$—	$—

Managed Risk Moderate Growth ETF Portfolio
Assets:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments		Cash Collateral Received	Net Amount
Futures Contracts	$840,865	(1)	$(48,615)	$792,250	$792,250	(2)	$—	$—
Total	$840,865		$(48,615)	$792,250	$792,250		$—	$—

Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$48,615	(1)	$(48,615)	$—	$—	$—	$—
Total	$48,615		$(48,615)	$—	$—	$—	$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments.

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged.
40

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Managed Risk Balanced ETF Portfolio	$83,487,651	$48,767,877
Managed Risk Growth ETF Portfolio	187,788,333	63,217,623
Managed Risk Moderate Growth ETF Portfolio	146,079,693	66,022,455

4.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities. Companies that are affiliates of the Managed Risk Growth ETF Portfolio and Managed Risk Moderate Growth ETF Portfolio at June 30, 2014 are noted in each Portfolio’s Portfolio of Investments. Transactions during the year with companies that are affiliates or were affiliates at the beginning of the period are as follows:

TOPS Managed Risk Growth ETF Portfolio

CUSIP	Description	Value - Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gains	Change in Unrealized Appreciation/ (Depreciation)	Value-End of Period
18383Q879	Guggenheim Timber ETF	$19,112,776	$4,447,154	$355,482	$—	$92,161	$(565,066)	$22,731,543

TOPS Managed Risk Moderate Growth ETF Portfolio

CUSIP	Description	Value - Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gains	Change in Unrealized Appreciation/ (Depreciation)	Value - End of Period
18383Q879	Guggenheim Timber ETF	$16,638,212	$3,506,980	$624,628	$—	$205,572	$(601,936)	$19,124,200
41

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

5.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

ValMark Advisors, Inc. serves as the Portfolios’ investment advisor (the “Advisor”). The Advisor has engaged Milliman Financial Risk Management, LLC as the Portfolios’ Sub-Advisor (the “Sub-Advisor”). The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Trust are also officers of GFS.

Pursuant to an advisory agreement with the Trust, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.30% of each Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, on behalf of the Managed Risk Portfolios, the Advisor, not the Portfolios, pays the Sub-Advisor a fee, which is computed and accrued daily and paid monthly.

The Trust, with respect to the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for each of Class 2 Shares, Class 3 Shares and Class 4 Shares. The fee is calculated at an annual rate of 0.25%, 0.35% and 0.60% of the average daily net assets attributable to each Portfolio’s Class 2 Shares, Class 3 Shares and Class 4 Shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. The Distributor is an affiliate of GFS.

Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense, Trustees fees and Custody Fees. For the six months ended June 30, 2014, the Trustees received fees in the amount $3,473 on behalf of each Portfolio.

The approved entities may be affiliates of GFS. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolios.

In addition, certain affiliates of GFS provide ancillary services to the Portfolios as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from GFS under the administrative servicing agreement.

42

TOPS® Managed Risk ETF Portfolios

 NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)9 of the 1940 Act. As of June 30, 2014, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio was as follows:

Managed Risk Balanced ETF Portfolio

Ohio National Life Insurance Company	82%

Managed Risk Growth ETF Portfolio

Ohio National Life Insurance Company	67%

Managed Risk Moderate Growth ETF Portfolio

Ohio National Life Insurance Company	80%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of portfolio distributions paid for the following years were as follows:

	For the year ended December 31, 2013			For the year ended December 31, 2012
	Ordinary	Long-Term		Ordinary	Long-Term
Fund	Income	Capital Gains	Total	Income	Capital Gains	Total
Managed Risk Balanced ETF Portfolio	$4,011,218	$—	$4,011,218	$236,154	—	$236,154
Managed Risk Growth ETF Portfolio	7,872,996	—	7,872,996	317,132	—	317,132
Managed Risk Moderate Growth ETF Portfolio	6,606,700	—	6,606,700	411,638	—	411,638

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Managed Risk Balanced ETF Portfolio	$6,238,668	$4,952,671	$—	$—	$33,760,495	$44,951,834
Managed Risk Growth ETF Portfolio	11,297,748	—	(3,888,632)	—	128,341,246	135,750,362
Managed Risk Moderate Growth ETF Portfolio	11,046,180	12,342,237	—	—	76,299,433	99,687,850

The difference between book basis and tax basis unrealized appreciation, undistributed ordinary income and accumulated net realized gain from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market on open Section 1256 contracts.

At December 31, 2013, the following Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
Fund	Short-Term	Long-Term	Total
Managed Risk Balanced ETF Portfolio	$—	$—	$—
Managed Risk Growth ETF Portfolio	3,888,632	—	3,888,632
Managed Risk Moderate Growth ETF Portfolio	—	—	—
43

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no subsequent events requiring adjustment or disclosure in the financial statements.

44

TOPS® Managed Risk ETF Portfolios

EXPENSE EXAMPLES

June 30, 2014 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 through June 30, 2014.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, or other expenses charged by your insurance contract or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Class 1	Portfolio’s Annualized Expense Ratio	Beginning Account Value 1-1-14	Ending Account Value 6-30-14	Expenses Paid During Period *	Ending Account Value 6-30-14	Expenses Paid During Period*
Managed Risk Balanced ETF Portfolio	0.40%	$1,000.00	$1,044.30	$2.03	$1,022.81	$2.01
Managed Risk Growth ETF Portfolio	0.40%	$1,000.00	$1,042.50	$2.03	$1,022.81	$2.01
Managed Risk Moderate Growth ETF Portfolio	0.40%	$1,000.00	$1,048.60	$2.03	$1,022.81	$2.01
45

TOPS® Managed Risk ETF Portfolios

 EXPENSE EXAMPLES (Continued)

June 30, 2014 (Unaudited)

			Actual		Hypothetical (5% return before expenses)
Class 2	Portfolio’s Annualized Expense Ratio	Beginning Account Value 1-1-14	Ending Account Value 6-30-14	Expenses Paid During Period *	Ending Account Value 6-30-14	Expenses Paid During Period*
Managed Risk Balanced ETF Portfolio	0.65%	$1,000.00	$1,042.70	$3.29	$1,021.57	$3.26
Managed Risk Growth ETF Portfolio	0.65%	$1,000.00	$1,041.80	$3.29	$1,021.57	$3.26
Managed Risk Moderate Growth ETF Portfolio	0.65%	$1,000.00	$1,046.20	$3.30	$1,021.57	$3.26

			Actual		Hypothetical (5% return before expenses)
Class 3	Portfolio’s Annualized Expense Ratio	Beginning Account Value 1-1-14	Ending Account Value 6-30-14	Expenses Paid During Period *	Ending Account Value 6-30-14	Expenses Paid During Period*
Managed Risk Balanced ETF Portfolio	0.75%	$1,000.00	$1,042.40	$3.80	$1,021.08	$3.76
Managed Risk Growth ETF Portfolio	0.75%	$1,000.00	$1,040.20	$3.79	$1,021.08	$3.76
Managed Risk Moderate Growth ETF Portfolio	0.75%	$1,000.00	$1,046.20	$3.81	$1,021.08	$3.76

			Actual		Hypothetical (5% return before expenses)
Class 4	Portfolio’s Annualized Expense Ratio	Beginning Account Value 1-1-14	Ending Account Value 6-30-14	Expenses Paid During Period *	Ending Account Value 6-30-14	Expenses Paid During Period*
Managed Risk Balanced ETF Portfolio	1.00%	$1,000.00	$1,041.30	$5.06	$1,019.84	$5.01
Managed Risk Growth ETF Portfolio	1.00%	$1,000.00	$1,039.10	$5.06	$1,019.84	$5.01
Managed Risk Moderate Growth ETF Portfolio	1.00%	$1,000.00	$1,045.40	$5.07	$1,019.84	$5.01

*	Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).
46

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
47

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.
48

This Page Intentionally Left Blank

49

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR

ValMark Advisers, Inc.

130 Springside Drive

Akron, OH 44333

INVESTMENT SUB-ADVISOR

Milliman Financial Risk Management, LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

Item 3. Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

08/25/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

08/25/14